State Street Bank and Trust Company

Fund Administration Legal Division

100 Huntington Avenue, 3rd floor

Boston, MA 02116

September 4, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Trust”)

File Nos.: 811-09819 and 333-30810

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above referenced Trust do not differ from the documents contained in Post-Effective Amendment No. 137 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on August 28, 2015, with a designated effective date of August 31, 2015 (Accession # 0001193125-15-305240).

If you have any questions, please contact me at (617) 662-8535.

Very truly yours,

/s/Jack Huntington

Jack Huntington

Vice President and Senior Counsel